Investment Portfolio - Government and Corporate Securities (Equity Instruments at Fair Value Through Other Comprehensive Income) (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	$ 11,794,486	$ 11,713,449
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	10,729,531	5,923,047
In Pesos | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	9,355,236	4,909,485
In Pesos | Level 3 Fair value | Compensadora Electrónica S.A. | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	4,687,121	3,205,818
In Pesos | Level 3 Fair value | A3 Mercados S.A. (ex Mercado Abierto Electrónico S.A.) | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	4,294,797	1,330,984
In Pesos | Level 3 Fair value | Seguro de Depósitos S.A. | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	361,110	352,904
In Pesos | Level 3 Fair value | Others | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12,208	19,779
In Foreign Currency | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	1,374,295	1,013,562
In Foreign Currency | Level 2 Fair value | Others | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	64,275	45,402
In Foreign Currency | Level 2 Fair value | Banco Latinoamericano de Exportaciones S.A. | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	$ 1,310,020	$ 968,160